UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/11

The following N-Q relates only to the Registrant’s series listed below and does affect other series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for those series, as appropriate.

-Dreyfus/The Boston Company Emerging Markets Core Equity Fund

-Dreyfus/The Boston Company Large Cap Core Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

-Dreyfus/Standish Intermediate Tax Exempt Bond Fund

-Dreyfus/Newton International Equity Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Emerging Markets Core Equity Fund
December 31, 2011 (Unaudited)

Common Stocks--89.7%	Shares	Value ($)
Brazil--9.8%
Cia de Bebidas das Americas, ADR	850	30,677
Cielo	2,200	56,850
Embraer, ADR	1,240	31,273
Fleury	3,800	43,597
Itau Unibanco Holding, ADR	4,410	81,850
Obrascon Huarte Lain Brasil	1,300	42,514
Rossi Residencial	8,300	35,598
Tim Participacoes	8,761	43,400
Tim Participacoes, ADR	331	8,540
Vale, ADR	1,710	36,680
		410,979
Chile--3.0%
Cencosud	6,420	36,951
Enersis, ADR	1,830	32,263
ENTEL	3,080	57,213
		126,427
China--12.8%
Baidu, ADR	340a	39,600
China BlueChemical, Cl. H	34,000	25,741
China Communications Construction, Cl. H	67,000	52,364
China Construction Bank, Cl. H	101,000	70,484
China Petroleum & Chemical, Cl. H	78,000	82,051
China Vanadium Titano-Magnetite Mining	84,000	16,440
Focus Media Holding, ADR	1,670a	32,548
Great Wall Motor, Cl. H	33,750	49,278
Industrial & Commercial Bank of China, Cl. H	129,000	76,570
Lonking Holdings	79,000	26,650
WuXi PharmaTech, ADR	2,590a	28,594
Yingde Gases	38,000	38,799
		539,119
Colombia--.5%
Bancolombia, ADR	360	21,442
Hong Kong--5.4%

China Agri-Industries Holdings	101,481	77,222
China Mobile	7,500	73,295
CNOOC	13,000	22,731
Guangdong Investment	32,000	19,406
Lenovo Group	48,000	32,014
		224,668
Hungary--1.0%
MOL Hungarian Oil and Gas	580a	41,326
India--4.2%
Apollo Tyres	27,900	31,050
Hexaware Technologies	31,020	43,868
Oil & Natural Gas	5,520	26,672
Sintex Industries	26,740	31,722
Sterlite Industries India	16,110	27,212
Welspun	9,320	14,760
		175,284
Indonesia--2.3%
Bank Mandiri	27,500	20,471
Bank Rakyat Indonesia Persero	39,500	29,404
Indofood Sukses Makmur	88,500	44,897
		94,772
Malaysia--2.4%
AMMB Holdings	27,600	51,804
Genting	13,700	47,539
		99,343
Mexico--2.4%
America Movil, ADR, Ser. L	1,580	35,708
Fomento Economico Mexicano, ADR	940	65,527
		101,235
Peru--1.3%
Credicorp	500	54,735
Russia--7.0%
Gazprom, ADR	9,310	99,245
Lukoil, ADR	1,960	103,782
MMC Norilsk Nickel, ADR	582	8,910
Mobile Telesystems, ADR	2,960	43,453
Sberbank of Russia, ADR	3,900a	38,109
		293,499
South Africa--10.5%
ABSA Group	2,650	46,287

AngloGold Ashanti	980	41,688
Aveng	6,450	26,367
Exxaro Resources	1,860	38,709
FirstRand	16,140	41,467
Growthpoint Properties	21,132	48,559
MTN Group	5,674	101,024
Nedbank Group	2,800	50,294
Sasol	1,010	48,232
		442,627
South Korea--14.7%
BS Financial Group	4,040a	38,752
Daelim Industrial	591	46,069
DGB Financial Group	2,850a	31,914
Hana Financial Group	1,240	38,266
Hyundai Motor	387	71,555
KT&G	598	42,255
Kukdo Chemical	400	17,326
LG Display	1,070	22,756
POSCO	89	29,358
Samsung Electronics	243	223,172
Youngone	2,016a	48,563
Youngone Holdings	224a	10,928
		620,914
Taiwan--6.6%
Advanced Semiconductor Engineering	27,084	23,167
Asia Cement	17,931	20,135
CTCI	19,000	25,916
Fubon Financial Holding	41,400	43,821
Taishin Financial Holdings	84,395	29,266
Taiwan Semiconductor Manufacturing, ADR	10,419	134,509
		276,814
Thailand--1.8%
Asian Property Development	138,040	21,701
PTT Global Chemical	27,443a	53,059
		74,760
Turkey--1.7%
Ford Otomotiv Sanayi	2,960	23,914
Turk Telekomunikasyon	12,660	46,930
		70,844
United States--2.4%

iShares MSCI Emerging Markets Index Fund	2,670	101,300
Total Common Stocks
(cost $3,694,738)		3,770,088

Preferred Stocks--10.7%	Shares	Value ($)
Brazil
Banco Bradesco	4,575	75,422
Banco do Estado do Rio Grande do Sul	4,900	52,540
Bradespar	1,900	32,280
Cia de Bebidas das Americas	900	32,473
Cia de Saneamento de Minas Gerais	800	14,325
Cia Paranaense de Energia, Cl. B	4,000	83,420
Petroleo Brasileiro	4,900	56,454
Randon Participacoes	4,300	19,641
Vale, Cl. A	4,200	85,160
Total Preferred Stocks
(cost $395,945)		451,715
Total Investments (cost $4,090,683)	100.5%	4,221,803
Liabilities, Less Cash and Receivables	(.5%)	(22,962)
Net Assets	100.0%	4,198,841

ADR - American Depository Receipts

a Non-income producing security.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $4,090,683. Net unrealized appreciation on investments was $131,120 of which $561,534 related to appreciated investment securities and $430,414 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.8
Information Technology	13.7
Materials	11.6
Energy	11.4
Telecommunication Services	9.8
Consumer Discretionary	8.4

Consumer Staples	7.9
Industrial	7.2
Utilities	3.6
Exchange Traded Funds	2.4
Health Care	1.7
100.5
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	4,120,503	-	-	4,120,503
Exchange Traded Funds	101,300	-	-	101,300
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Large Cap Core Fund
December 31, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--11.3%
Carnival	4,620	150,797
CBS, Cl. B	10,640	288,770
Deckers Outdoor	1,610a	121,668
Dick's Sporting Goods	4,710	173,705
DIRECTV, Cl. A	6,810a	291,196
Macy's	5,540	178,277
McDonald's	3,770	378,244
Melco Crown Entertainment, ADR	19,330a	185,955
Michael Kors Holdings	4,390	119,627
Omnicom Group	5,050	225,129
PVH	2,510	176,930
Target	4,160	213,075
		2,503,373
Consumer Staples--11.1%
Coca-Cola Enterprises	9,090	234,340
ConAgra Foods	10,330	272,712
Hansen Natural	2,500a	230,350
Lorillard	2,280	259,920
Philip Morris International	6,440	505,411
Ralcorp Holdings	3,610a	308,655
Unilever, ADR	19,180	642,914
		2,454,302
Energy--12.3%
Anadarko Petroleum	3,810	290,817
Apache	2,070	187,501
Chevron	6,682	710,965
ENSCO, ADR	4,890	229,439
EOG Resources	1,690	166,482
Hess	4,320	245,376
National Oilwell Varco	6,320	429,697

Occidental Petroleum	2,500	234,250
TransCanada	5,260	229,704
		2,724,231
Exchange Traded Funds--1.2%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	2,060	258,530
Financial--12.9%
Affiliated Managers Group	1,760a	168,872
American Express	5,810	274,058
Bank of America	18,690	103,916
Capital One Financial	2,680	113,337
Chubb	2,480	171,666
Citigroup	9,109	239,658
Discover Financial Services	5,220	125,280
Hartford Financial Services Group	9,800	159,250
IntercontinentalExchange	1,780a	214,579
JPMorgan Chase & Co.	5,270	175,227
Lincoln National	6,820	132,444
NASDAQ OMX Group	9,090a	222,796
T. Rowe Price Group	3,240	184,518
Wells Fargo & Co.	21,220	584,823
		2,870,424
Health Care--13.8%
Baxter International	4,310	213,259
Cigna	7,420	311,640
Covidien	7,577	341,041
McKesson	3,140	244,637
Omnicare	3,420	117,819
Pfizer	28,160	609,382
Sanofi, ADR	13,670	499,502
St. Jude Medical	5,210	178,703
Warner Chilcott, Cl. A	7,410a	112,113
Watson Pharmaceuticals	2,780a	167,745
Zimmer Holdings	4,910	262,292
		3,058,133
Industrial--8.1%
Caterpillar	1,860	168,516

Cummins	2,200	193,644
Eaton	3,080	134,072
FedEx	1,970	164,515
General Electric	36,180	647,984
Robert Half International	6,380	181,575
Thomas & Betts	2,630a	143,598
Tyco International	3,387	158,207
		1,792,111
Information Technology--20.1%
Alliance Data Systems	1,220a	126,685
Amazon.com	1,640a	283,884
Apple	2,650a	1,073,250
Cognizant Technology Solutions,
Cl. A	4,000a	257,240
Electronic Arts	10,170a	209,502
EMC	13,750a	296,175
Informatica	4,270a	157,691
International Business Machines	1,960	360,405
Intuit	4,590	241,388
NetApp	12,560a	455,551
Oracle	12,050	309,082
QUALCOMM	6,870	375,789
Teradata	3,861a	187,297
VMware, Cl. A	1,890a	157,229
		4,491,168
Telecommunication Services--2.7%
AT&T	20,100	607,824
Utilities--5.8%
Exelon	5,690	246,775
NextEra Energy	9,690	589,927
PPL	15,130	445,125
		1,281,827
Total Common Stocks
(cost $21,523,668)		22,041,923

Other Investment--.5%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $115,573)	115,573[b]	115,573
Total Investments (cost $21,639,241)	99.8%	22,157,496
Cash and Receivables (Net)	.2%	37,753
Net Assets	100.0%	22,195,249

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $21,639,241. Net unrealized appreciation on investments was $518,255 of which $1,985,459 related to appreciated investment securities and $1,467,204 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	20.1
Health Care	13.8
Financial	12.9
Energy	12.3
Consumer Discretionary	11.3
Consumer Staples	11.1
Industrial	8.1
Utilities	5.8
Telecommunication Services	2.7
Exchange Traded Funds	1.2
Money Market Investment	.5
99.8
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	19,876,252	-	-	19,876,252
Equity Securities - Foreign+	1,907,141	-	-	1,907,141
Mutual Funds/Exchange Traded Funds	374,103	-	-	374,103
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2011 (Unaudited)

Common Stocks--98.2%	Shares	Value ($)
Consumer Discretionary--18.6%
Aaron's	26,070a	695,548
ANN	67,920b	1,683,058
Asbury Automotive Group	58,900b	1,269,884
Body Central	37,830b	944,237
Buffalo Wild Wings	22,350a,b	1,508,848
Caribou Coffee	53,530b	746,743
Cheesecake Factory	43,070a,b	1,264,104
DreamWorks Animation SKG, Cl. A	87,890a,b	1,458,535
Hibbett Sports	40,980a,b	1,851,476
Jarden	29,160	871,301
Lions Gate Entertainment	330,070a,b	2,746,182
Oxford Industries	47,790	2,156,285
Papa John's International	45,040b	1,697,107
Pinnacle Entertainment	172,620b	1,753,819
Rent-A-Center	45,850	1,696,450
Select Comfort	71,750b	1,556,257
Shuffle Master	72,330b	847,708
Six Flags Entertainment	2,640	108,874
Skullcandy	24,530a	307,116
SodaStream International	18,180a,b	594,304
Tractor Supply	14,330	1,005,250
Ulta Salon, Cosmetics & Fragrance	12,180b	790,726
		27,553,812
Consumer Staples--6.1%
Casey's General Stores	26,590a	1,369,651
Chefs' Warehouse Holdings,	43,070a	769,230
Darling International	73,890a,b	981,998
Elizabeth Arden	38,160b	1,413,446
Inter Parfums	81,830	1,273,275
Ruddick	36,990a	1,577,254
United Natural Foods	40,940b	1,638,009

		9,022,863
Energy--7.1%
Carrizo Oil & Gas	47,616a,b	1,254,682
Dril-Quip	27,160b	1,787,671
Gulfport Energy	87,210b	2,568,334
Kodiak Oil & Gas	142,710b	1,355,745
Oil States International	22,230a,b	1,697,705
Rosetta Resources	21,830b	949,605
Tesco	67,490b	853,074
		10,466,816
Exchange Traded Funds--3.2%
iShares Russell 2000 Growth Index Fund	56,390a	4,749,730
Financial--11.0%
Advance America Cash Advance Centers	112,610	1,007,859
American Campus Communities	56,250a,c	2,360,250
Education Realty Trust	200,440c	2,050,501
Encore Capital Group	86,460b	1,838,140
EZCORP, Cl. A	26,845b	707,903
First Cash Financial Services	20,817b	730,469
MarketAxess Holdings	50,770a	1,528,685
Mid-America Apartment Communities	41,840c	2,617,092
Prosperity Bancshares	47,200a	1,904,520
World Acceptance	20,450a,b	1,503,075
		16,248,494
Health Care--16.8%
Air Methods	12,430a,b	1,049,713
Alexion Pharmaceuticals	31,960b	2,285,140
Allscripts Healthcare Solutions	51,810b	981,281
Analogic	15,880	910,242
Catalyst Health Solutions	26,570a,b	1,381,640
Centene	36,830b	1,458,100
Cepheid	45,930a,b	1,580,451
Cubist Pharmaceuticals	45,990b	1,822,124
Exact Sciences	79,450a,b	645,134
HMS Holdings	48,360b	1,546,553
MAP Pharmaceuticals	60,660a,b	798,892
Merit Medical Systems	83,920b	1,122,850
NPS Pharmaceuticals	95,220b	627,500

Questcor Pharmaceuticals	40,860a,b	1,698,959
Salix Pharmaceuticals	26,180a,b	1,252,713
SXC Health Solutions	26,280b	1,484,294
Theravance	48,600a,b	1,074,060
ViroPharma	67,440b	1,847,182
WellCare Health Plans	25,470b	1,337,175
		24,904,003
Industrial--16.7%
Allegiant Travel	21,740a,b	1,159,612
Corporate Executive Board	74,811	2,850,299
Crane	34,420	1,607,758
EMCOR Group	56,560	1,516,374
Exponent	28,170a,b	1,294,975
Forward Air	45,290	1,451,544
Hexcel	57,300b	1,387,233
Interline Brands	72,440b	1,127,891
Kenexa	26,980b	720,366
Landstar System	31,230	1,496,542
Middleby	12,710a,b	1,195,248
Old Dominion Freight Line	57,942b	2,348,389
Taleo, Cl. A	60,290b	2,332,620
Teledyne Technologies	26,005b	1,426,374
Thomas & Betts	24,360b	1,330,056
Triumph Group	25,240	1,475,278
		24,720,559
Materials--.5%
Kaiser Aluminum	15,240a	699,211
Technology--17.4%
ADTRAN	25,360	764,858
Arris Group	70,170b	759,239
Bankrate	18,060a	388,290
Bottomline Technologies	66,920b	1,550,536
Cirrus Logic	44,280b	701,838
CommVault Systems	22,520b	962,054
ExlService Holdings	57,360b	1,283,143
Harmonic	125,710b	633,578
Marchex, Cl. B	158,570a	991,063
MAXIMUS	53,270	2,202,714

Mellanox Technologies	48,110b	1,563,094
Mentor Graphics	154,100b	2,089,596
Netgear	32,820b	1,101,767
NetLogic Microsystems	75,120b	3,723,698
OpenTable	21,130a,b	826,817
OYO Geospace	420b	32,479
Quality Systems	19,080a	705,769
RADWARE	27,900b	816,075
SolarWinds	58,991b	1,648,798
Vocus	78,220a,b	1,727,880
Volterra Semiconductor	48,850a,b	1,251,049
		25,724,335
Telecommunication Services--.8%
Cogent Communications Group	73,390b	1,239,557
Total Common Stocks
(cost $126,795,020)		145,329,380

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,797,648)	1,797,648[d]	1,797,648
Investment of Cash Collateral for
Securities Loaned--15.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $23,509,571)	23,509,571[d]	23,509,571
Total Investments (cost $152,102,239)	115.3%	170,636,599
Liabilities, Less Cash and Receivables	(15.3%)	(22,626,132)
Net Assets	100.0%	148,010,467

a	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $22,124,356 and the value of the collateral held by the fund was $23,509,571.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $152,102,239.
Net unrealized appreciation on investments was $18,534,360 of which $23,171,175 related to appreciated investment securities and $4,636,815 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	18.6
Technology	17.4
Money Market Investments	17.1
Health Care	16.8
Industrial	16.7
Financial	11.0
Energy	7.1
Consumer Staples	6.1
Exchange Traded Funds	3.2
Telecommunication Services	.8
Materials	.5
115.3
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	139,169,271	-	-	139,169,271
Equity Securities - Foreign+	1,410,379	-	-	1,410,379
Mutual Funds/Exchange Traded Funds	30,056,949	-	-	30,056,949
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2011 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Consumer Discretionary--18.9%
Aaron's	12,670	338,036
ANN	32,860a	814,271
Asbury Automotive Group	28,130a	606,483
Body Central	18,780a	468,749
Buffalo Wild Wings	10,660a,b	719,657
Caribou Coffee	24,760a	345,402
Cheesecake Factory	17,640a	517,734
DreamWorks Animation SKG, Cl. A	37,820a,b	627,623
Hibbett Sports	18,060a,b	815,951
Jarden	13,260	396,209
Lions Gate Entertainment	145,342a	1,209,245
Oxford Industries	21,070	950,678
Papa John's International	20,320a	765,658
Pinnacle Entertainment	74,730a	759,257
Rent-A-Center	20,420	755,540
Select Comfort	34,200a	741,798
Shuffle Master	36,470a	427,428
Six Flags Entertainment	1,190	49,076
Skullcandy	11,590b	145,107
SodaStream International	8,580a,b	280,480
Tractor Supply	6,820	478,423
Ulta Salon, Cosmetics & Fragrance	5,950a	386,274
		12,599,079
Consumer Staples--6.3%
Casey's General Stores	12,690	653,662
Chefs' Warehouse Holdings,	20,170b	360,236
Darling International	30,620a	406,940
Elizabeth Arden	18,190a	673,758
Inter Parfums	38,340	596,570
Ruddick	16,270	693,753
United Natural Foods	19,550a	782,195

		4,167,114
Energy--7.4%
Carrizo Oil & Gas	22,993a,b	605,866
Dril-Quip	12,940a	851,711
Gulfport Energy	41,640a	1,226,298
Kodiak Oil & Gas	68,110a	647,045
Oil States International	9,560a	730,097
Rosetta Resources	10,390a	451,965
Tesco	32,600a	412,064
		4,925,046
Exchange Traded Funds--1.9%
iShares Russell 2000 Growth Index
Fund	14,840	1,249,973
Financial--10.9%
Advance America Cash Advance
Centers	51,690	462,625
American Campus Communities	24,030c	1,008,299
Education Realty Trust	97,010c	992,412
Encore Capital Group	34,880a	741,549
EZCORP, Cl. A	12,329a	325,116
First Cash Financial Services	9,560a,b	335,460
MarketAxess Holdings	22,990	692,229
Mid-America Apartment Communities	18,110c	1,132,780
Prosperity Bancshares	20,540	828,789
World Acceptance	9,260a,b	680,610
		7,199,869
Health Care--16.9%
Air Methods	5,080a,b	429,006
Alexion Pharmaceuticals	14,360a	1,026,740
Allscripts Healthcare Solutions	23,540a	445,848
Analogic	7,450	427,034
Catalyst Health Solutions	11,700a	608,400
Centene	17,570a	695,596
Cepheid	20,440a,b	703,340
Cubist Pharmaceuticals	20,480a	811,418
Exact Sciences	31,630a	256,836
HMS Holdings	23,050a	737,139
MAP Pharmaceuticals	28,910a	380,745

Merit Medical Systems	33,870a	453,181
NPS Pharmaceuticals	43,320a	285,479
Questcor Pharmaceuticals	18,190a,b	756,340
Salix Pharmaceuticals	12,590a,b	602,432
SXC Health Solutions	12,540a	708,259
Theravance	19,390a,b	428,519
ViroPharma	28,310a	775,411
WellCare Health Plans	12,160a	638,400
		11,170,123
Industrial--17.2%
Allegiant Travel	10,610a	565,937
Corporate Executive Board	31,953	1,217,409
Crane	16,040	749,228
EMCOR Group	24,060	645,049
Exponent	13,080a	601,288
Forward Air	21,580	691,639
Hexcel	27,840a	674,006
Interline Brands	34,820a	542,147
Kenexa	12,970a	346,299
Landstar System	14,880	713,050
Middleby	5,940a	558,598
Old Dominion Freight Line	26,632a	1,079,395
Taleo, Cl. A	26,510a	1,025,672
Teledyne Technologies	11,268a	618,050
Thomas & Betts	11,790a	643,734
Triumph Group	12,130	708,998
		11,380,499
Materials--.5%
Kaiser Aluminum	6,830b	313,360
Technology--17.8%
ADTRAN	12,060	363,730
Arris Group	31,750a	343,535
Bankrate	8,120	174,580
Bottomline Technologies	27,440a	635,785
Cirrus Logic	19,960a	316,366
CommVault Systems	10,730a	458,386
ExlService Holdings	25,320a	566,408
Harmonic	60,730a	306,079

Marchex, Cl. B	76,110b	475,688
MAXIMUS	25,390	1,049,876
Mellanox Technologies	22,717a	738,075
Mentor Graphics	73,580a	997,745
Netgear	15,830a	531,413
NetLogic Microsystems	32,730a	1,622,426
OpenTable	10,060a,b	393,648
OYO Geospace	190a	14,693
Quality Systems	9,160	338,828
RADWARE	13,410a	392,242
SolarWinds	26,299a	735,057
Vocus	31,670a	699,590
Volterra Semiconductor	23,320a,b	597,225
		11,751,375
Telecommunication Services--.8%
Cogent Communications Group	32,350a	546,391
Total Common Stocks
(cost $60,933,285)		65,302,829

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,194)	3,194[d]	3,194
Investment of Cash Collateral for
Securities Loaned--6.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,290,676)	4,290,676[d]	4,290,676
Total Investments (cost $65,227,155)	105.1%	69,596,699
Liabilities, Less Cash and Receivables	(5.1%)	(3,394,709)
Net Assets	100.0%	66,201,990

a	Non-income producing security.
b	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $4,196,057 and the value of the collateral held by the fund was $4,290,676.
c	Investment in real estate investment trust.

d Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $65,227,155. Net unrealized appreciation on investments was $4,369,544 of which $7,364,774 related to appreciated investment securities and $2,995,230 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	18.9
Technology	17.8
Industrial	17.2
Health Care	16.9
Financial	10.9
Energy	7.4
Money Market Investments	6.5
Consumer Staples	6.3
Exchange Traded Funds	1.9
Telecommunication Services	.8
Materials	.5
105.1
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	63,380,134	-	-	63,380,134
Equity Securities - Foreign+	672,722	-	-	672,722
Mutual Funds/Exchange Traded Funds	5,543,843	-	-	5,543,843
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2011 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--17.8%
Aeropostale	117,360a,b	1,789,740
Big 5 Sporting Goods	117,340a	1,225,030
Brinker International	116,530	3,118,343
Brunswick	181,430a	3,276,626
Cavco Industries	34,302a,b	1,374,138
Chico's FAS	326,390	3,635,985
Children's Place Retail Stores	73,990a,b	3,930,349
Drew Industries	62,510a,b	1,533,370
Ethan Allen Interiors	179,740a	4,261,635
Express	221,800b	4,422,692
Grand Canyon Education	56,160b	896,314
Jack in the Box	221,690a,b	4,633,321
Meredith	228,230a	7,451,710
Meritage Homes	177,200a,b	4,109,268
Papa John's International	77,170b	2,907,766
Ryland Group	243,390a	3,835,826
Saks	364,120a,b	3,550,170
Skechers USA, Cl. A	140,020a,b	1,697,042
Take-Two Interactive Software	293,520a,b	3,977,196
Tenneco	75,520b	2,248,986
Thor Industries	156,380a	4,289,503
Warnaco Group	65,640a,b	3,284,626
WMS Industries	161,650b	3,317,058
		74,766,694
Consumer Staples--5.4%
Casey's General Stores	72,223a	3,720,207
Flowers Foods	187,460a	3,557,991
Lancaster Colony	36,400a	2,523,976
Sanderson Farms	76,220a	3,820,909
Snyders-Lance	57,860a	1,301,850
Spartan Stores	181,560	3,358,860

United Natural Foods	64,190b	2,568,242
Winn-Dixie Stores	216,250a,b	2,028,425
		22,880,460
Energy--5.3%
Cloud Peak Energy	146,420a,b	2,828,834
Dawson Geophysical	47,790b	1,889,139
Helix Energy Solutions Group	170,030b	2,686,474
Matrix Service	220,640b	2,082,842
Tesco	217,350b	2,747,304
Tetra Technologies	273,620b	2,555,611
Tidewater	64,110a	3,160,623
Unit	90,360b	4,192,704
		22,143,531
Financial--26.0%
BioMed Realty Trust	285,860a,c	5,168,349
Brookline Bancorp	396,850a	3,349,414
Cardinal Financial	142,320	1,528,517
CBL & Associates Properties	229,100a,c	3,596,870
City National	92,117a	4,069,729
CVB Financial	416,810a	4,180,604
DCT Industrial Trust	808,300a,c	4,138,496
DiamondRock Hospitality	501,241a,c	4,831,963
Entertainment Properties Trust	91,490a,c	3,999,028
First American Financial	288,750a	3,658,462
First Horizon National	531,870a	4,254,960
First Midwest Bancorp	313,740a	3,178,186
First Potomac Realty Trust	196,170c	2,560,018
Hancock Holding	143,937a	4,601,666
Lakeland Financial	61,130	1,581,433
LaSalle Hotel Properties	131,000c	3,171,510
Lexington Realty Trust	557,490a,c	4,175,600
MB Financial	181,670	3,106,557
National Health Investors	84,960c	3,736,541
National Penn Bancshares	389,650a	3,288,646
PacWest Bancorp	153,930a	2,916,974
Pebblebrook Hotel Trust	176,860a,c	3,392,175
Piper Jaffray	126,310b	2,551,462
ProAssurance	43,600	3,480,152

Protective Life	194,660	4,391,530
Provident Financial Services	208,660	2,793,957
SVB Financial Group	90,560a,b	4,318,806
Urstadt Biddle Properties, Cl. A	70,940c	1,282,595
Viad	91,870	1,605,888
Washington Trust Bancorp	39,700	947,242
Webster Financial	288,460	5,881,699
Wintrust Financial	114,120a	3,201,066
		108,940,095
Health Care--6.2%
AMERIGROUP	52,010b	3,072,751
Haemonetics	59,700b	3,654,834
Hanger Orthopedic Group	116,100b	2,169,909
LifePoint Hospitals	104,430b	3,879,574
Medicis Pharmaceutical, Cl. A	56,280	1,871,310
Medidata Solutions	104,910b	2,281,793
Omnicell	207,040b	3,420,301
Salix Pharmaceuticals	58,520a,b	2,800,182
STERIS	101,530a	3,027,625
		26,178,279
Industrial--17.3%
Apogee Enterprises	165,120	2,024,371
Armstrong World Industries	59,800b	2,623,426
Astec Industries	100,830b	3,247,734
Brink's	205,040	5,511,475
Carlisle	97,090a	4,301,087
Columbus McKinnon	50,040b	635,008
Comfort Systems USA	157,290	1,686,149
Duff & Phelps, Cl. A	155,600a	2,256,200
FreightCar America	60,510b	1,267,684
FTI Consulting	114,050a,b	4,838,001
Granite Construction	188,844a	4,479,380
Huron Consulting Group	54,510b	2,111,717
ICF International	64,820b	1,606,240
II-VI	142,080b	2,608,589
John Bean Technologies	124,000	1,905,880
Kforce	172,650b	2,128,774
Korn/Ferry International	231,480b	3,949,049

McGrath Rentcorp	82,170	2,382,108
RSC Holdings	346,120b	6,403,220
Spirit Aerosystems Holdings, Cl. A	246,670b	5,125,803
Steelcase, Cl. A	423,200a	3,157,072
Tetra Tech	188,880a,b	4,077,919
Thomas & Betts	83,370a,b	4,552,002
		72,878,888
Materials--5.1%
AMCOL International	100,720a	2,704,332
Carpenter Technology	77,590	3,994,333
Coeur d'Alene Mines	78,220b	1,888,231
Cytec Industries	87,560	3,909,554
Louisiana-Pacific	604,250a,b	4,876,297
Packaging Corp. of America	163,930	4,137,593
		21,510,340
Technology--10.5%
Aspen Technology	77,208b	1,339,559
CACI International, Cl. A	63,000b	3,522,960
Cognex	87,370	3,126,972
CoreLogic	231,970b	2,999,372
FEI	51,790b	2,111,996
Ixia	304,930b	3,204,814
MAXIMUS	60,450	2,499,608
MKS Instruments	112,710	3,135,592
Monotype Imaging Holdings	89,080b	1,388,757
Netgear	61,260b	2,056,498
NetScout Systems	172,590b	3,037,584
Parametric Technology	152,570b	2,785,928
Rofin-Sinar Technologies	70,160b	1,603,156
Semtech	132,940b	3,299,571
Tech Data	61,690a,b	3,048,103
TriQuint Semiconductor	387,430a,b	1,886,784
Vishay Intertechnology	349,490b	3,141,915
		44,189,169
Telecommunication Services--.8%
AboveNet	49,670b	3,229,047
Utilities--5.1%
El Paso Electric	102,580	3,553,371

Hawaiian Electric Industries	187,030	a	4,952,554
NorthWestern	121,660		4,354,211
Portland General Electric	168,580		4,263,388
WGL Holdings	101,650	a	4,494,963
			21,618,487
Total Common Stocks
(cost $395,665,839)			418,334,990

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,244,461)	2,244,461	[d]	2,244,461
Investment of Cash Collateral for
Securities Loaned--16.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $68,448,721)	68,448,721	[d]	68,448,721
Total Investments (cost $466,359,021)	116.3%		489,028,172
Liabilities, Less Cash and Receivables	(16.3%)		(68,386,148)
Net Assets	100.0%		420,642,024

a	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $66,069,423 and the value of the collateral held by the fund was $68,448,721.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $466,359,021.
Net unrealized appreciation on investments was $22,669,151 of which $41,469,199 related to appreciated investment securities and $18,800,048 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	26.0
Consumer Discretionary	17.8
Industrial	17.3
Money Market Investments	16.8

Technology	10.5
Health Care	6.2
Consumer Staples	5.4
Energy	5.3
Materials	5.1
Utilities	5.1
Telecommunication Services	.8
116.3
† Based on net assets.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	418,334,990	-	-	418,334,990
Mutual Funds	70,693,182	-	-	70,693,182
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2011 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--17.0%
American Eagle Outfitters	253,320	3,873,263
Buffalo Wild Wings	80,120a,b	5,408,901
Cheesecake Factory	174,770a,b	5,129,499
Dick's Sporting Goods	96,780	3,569,246
DreamWorks Animation SKG, Cl. A	294,390a,b	4,885,402
Iconix Brand Group	249,080b	4,057,513
International Game Technology	371,790	6,394,788
Jarden	152,420	4,554,310
Lions Gate Entertainment	1,091,358a,b	9,080,099
LKQ	174,780b	5,257,382
Michael Kors Holdings	151,350	4,124,287
PetSmart	107,476	5,512,444
Rent-A-Center	125,900	4,658,300
Sally Beauty Holdings	304,710b	6,438,522
Six Flags Entertainment	9,010	371,572
SodaStream International	107,400a,b	3,510,906
Under Armour, Cl. A	47,380a,b	3,401,410
Williams-Sonoma	215,010	8,277,885
		88,505,729
Consumer Staples--4.1%
Casey's General Stores	96,480a	4,969,685
Estee Lauder, Cl. A	32,890	3,694,205
Hansen Natural	42,030b	3,872,644
United Natural Foods	105,240b	4,210,652
Whole Foods Market	68,690	4,779,450

		21,526,636
Energy--7.5%
Cabot Oil & Gas	74,800	5,677,320
Dril-Quip	79,790b	5,251,778
Oil States International	107,414a,b	8,203,207
Patterson-UTI Energy	182,130	3,638,957
Plains Exploration & Production	251,716b	9,243,012
Whiting Petroleum	156,140b	7,290,177
		39,304,451
Exchange Traded Funds--2.5%
iShares Russell 2000 Growth Index Fund	153,100a	12,895,613
Financial--4.1%
American Campus Communities	154,990c	6,503,380
Mid-America Apartment Communities	137,500c	8,600,625
Prosperity Bancshares	153,400a	6,189,690
		21,293,695
Health Care--15.1%
Alexion Pharmaceuticals	107,850b	7,711,275
Allscripts Healthcare Solutions	343,340b	6,502,860
AmerisourceBergen	90,630	3,370,530
Catalyst Health Solutions	89,856b	4,672,512
Centene	100,190b	3,966,522
Cepheid	123,730a,b	4,257,549
Coventry Health Care	125,430b	3,809,309
Cubist Pharmaceuticals	155,230a,b	6,150,213
HMS Holdings	173,360b	5,544,053
Mednax	72,990b	5,256,010
Questcor Pharmaceuticals	137,610b	5,721,824
Salix Pharmaceuticals	89,720a,b	4,293,102
SXC Health Solutions	111,870b	6,318,418
Theravance	101,100a,b	2,234,310
ViroPharma	200,390b	5,488,682

WellCare Health Plans	64,870b	3,405,675
		78,702,844
Industrial--19.3%
AMETEK	183,543	7,727,160
BE Aerospace	147,813b	5,721,841
Corporate Executive Board	253,222	9,647,758
Crane	114,330	5,340,354
EMCOR Group	171,170	4,589,068
Hexcel	193,380b	4,681,730
IDEX	101,710	3,774,458
Jacobs Engineering Group	124,590b	5,055,862
Landstar System	111,940	5,364,165
Middleby	46,250a,b	4,349,350
Old Dominion Freight Line	151,014b	6,120,597
Roper Industries	59,565	5,174,412
Taleo, Cl. A	195,500b	7,563,895
Thomas & Betts	109,990b	6,005,454
Triumph Group	90,010	5,261,085
Verisk Analytics, Cl. A	266,050b	10,676,587
Waste Connections	104,603a	3,466,543
		100,520,319
Materials--2.0%
Cytec Industries	89,540	3,997,961
FMC	75,010	6,453,860
		10,451,821
Technology--25.6%
Akamai Technologies	197,510b	6,375,623
Alliance Data Systems	101,990a,b	10,590,642
Bankrate	92,877a	1,996,855
CommVault Systems	93,870b	4,010,126
Cypress Semiconductor	349,400b	5,901,366
Equinix	104,130b	10,558,782

ExlService Holdings	201,690b	4,511,805
Fortinet	184,360b	4,020,892
Genpact	407,730b	6,095,563
Linear Technology	231,960	6,965,759
LSI	1,081,130b	6,432,724
MAXIMUS	190,970a	7,896,610
Mellanox Technologies	153,450b	4,985,590
Mentor Graphics	548,520b	7,437,931
Netflix	28,330a,b	1,962,986
Netgear	123,400b	4,142,538
Polycom	147,130b	2,398,219
Quality Systems	74,620a	2,760,194
Rackspace Hosting	126,150a,b	5,425,712
Riverbed Technology	297,810b	6,998,535
Skyworks Solutions	321,430b	5,213,595
Synopsys	283,220b	7,703,584
Teradata	75,150b	3,645,527
Total System Services	262,770	5,139,781
		133,170,939
Telecommunication Services--.8%
Cogent Communications Group	246,630b	4,165,581
Total Common Stocks
(cost $451,379,117)		510,537,628

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,776,788)	15,776,788[d]	15,776,788
Investment of Cash Collateral for
Securities Loaned--11.7%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $61,254,846)	61,254,846[d]	61,254,846
Total Investments (cost $528,410,751)	112.7%	587,569,262
Liabilities, Less Cash and Receivables	(12.7%)	(66,035,094)
Net Assets	100.0%	521,534,168

a	Security, or portion thereof, on loan. At December 31, 2011, the value of the fund's securities on loan was $59,692,208 and the value of the collateral held by the fund was $61,254,846.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $528,410,751.
Net unrealized appreciation on investments was $59,158,511 of which $68,236,619 related to appreciated investment securities and $9,078,108 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology	25.6
Industrial	19.3
Consumer Discretionary	17.0
Health Care	15.1
Money Market Investments	14.7
Energy	7.5
Consumer Staples	4.1
Financial	4.1
Exchange Traded Funds	2.5
Materials	2.0
Telecommunication Services	.8
112.7
† Based on net assets.

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	483,911,259	-	-	483,911,259
Equity Securities - Foreign+	13,730,756	-	-	13,730,756
Mutual Funds/Exchange Traded Funds	89,927,247	-	-	89,927,247
+ See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Intermediate Tax Exempt Bond Fund
December 31, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.6%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,000,000	1,061,720
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	1,000,000	1,161,010
Alaska--.8%
Alaska Student Loan Corporation,
Education Loan Revenue	5.25	6/1/14	1,000,000	1,092,110
Arizona--.5%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	710,000	698,633
California--17.2%
California,
Economic Recovery Bonds	5.00	7/1/18	1,500,000	1,817,385
California,
GO (Insured; AMBAC)	6.00	4/1/16	1,000,000	1,193,590
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,216,930
California,
GO (Various Purpose)	5.00	10/1/17	1,500,000	1,776,660
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/14	1,250,000	1,378,900
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/17	1,000,000	1,200,700
California Health Facilities
Financing Authority, Revenue

(Sutter Health)	5.00	8/15/18	1,030,000	1,228,141
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	1,250,000	1,282,325
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,153,852
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,204,770
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,088,990
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/20	500,000	500,225
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	4.60	6/1/23	750,000	753,368
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,410,354
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	1,000,000	1,246,490
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,357,440
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,174,530
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/18	1,000,000	1,174,150
Colorado--1.1%
Colorado Housing and Finance
Authority, Single Family

Program Senior and Subordinate
Bonds	6.80	2/1/31	895,000	974,449
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	535,000	575,906
Florida--9.2%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/14	1,000,000	1,063,400
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/15	2,000,000	2,151,640
Hillsborough County,
Capacity Assessment Special
Assessment Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	3/1/13	1,000,000	1,038,620
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,183,410
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,124,720
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/19	2,000,000	2,462,180
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/14	100,000	111,746
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/18	1,000,000	1,189,460
South Miami Health Facilities

Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	865,845
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,159,110
Georgia--7.7%
Atlanta,
Airport General Revenue	5.00	1/1/16	1,000,000	1,134,440
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,120,310
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	1,000,000	1,261,440
Fulton County,
Water and Sewerage Revenue	5.00	1/1/17	1,000,000	1,189,600
Georgia State Road and Tollway
Authority, Guaranteed Revenue	5.00	3/1/19	1,175,000	1,476,611
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,199,980
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	2,500,000	2,956,075
Hawaii--1.6%
Hawaii,
Harbor System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	1,000,000	1,069,930
Honolulu City and County Board of
Water Supply, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/14	1,000,000	1,089,420
Illinois--6.2%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/19	2,000,000	2,379,720
Cook County Community High School
District Number 219, GO School
Bonds (Insured; FGIC)	7.88	12/1/14	100,000	121,038
Cook County Community High School

District Number 219, GO School
Bonds (Insured; National
Public Finance Guarantee Corp.)	7.88	12/1/14	650,000	770,672
Illinois,
Sales Tax Revenue	5.00	6/15/15	1,000,000	1,126,500
Illinois Finance Authority,
Revenue (DePaul University)	5.00	10/1/16	1,000,000	1,105,240
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,688,190
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/17	1,000,000	1,126,220
Indiana--1.4%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,862,932
Kansas--1.1%
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,431,048
Kentucky--.9%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue	5.00	5/15/23	1,000,000	1,200,760
Louisiana--1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	1,500,000	1,599,285
Maryland--5.2%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	1,500,000	1,784,460
Maryland Economic Development
Corporation, EDR
(Transportation Facilities

Project)	5.13	6/1/20	1,000,000		1,019,200
Montgomery County,
GO (Consolidated Public
Improvement)	5.00	7/1/16	1,500,000		1,779,915
Prince George's County,
GO (Consolidated Public
Improvement)	5.00	9/15/17	2,000,000		2,445,640
Massachusetts--3.6%
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	3/1/15	1,000,000	a	1,138,910
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/20	810,000		1,035,650
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/15	1,500,000		1,666,905
Massachusetts Health and
Educational Facilities
Authority, Revenue (Lahey
Clinic Medical Center Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/14	1,000,000		1,081,480
Michigan--3.2%
Detroit,
Sewage Disposal System Second
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/13	1,000,000		1,043,440
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000		1,138,640
Detroit School District,
School Building and Site
Improvement Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	5/1/14	1,000,000		1,070,290
Wayne County Airport Authority,

Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/16	1,000,000	1,098,020
Nebraska--.8%
Nebraska Public Power District,
General Revenue	5.00	1/1/15	1,000,000	1,121,040
New Jersey--2.7%
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,115,390
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000	1,429,342
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	12/15/16	1,000,000	1,156,120
New Mexico--1.1%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	320,000	332,298
New Mexico,
Severance Tax Bonds	5.00	7/1/15	1,000,000	1,147,970
New York--5.1%
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/14	1,000,000	1,118,020
New York City,
GO	5.00	8/1/21	2,000,000	2,385,100
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/19	1,000,000	1,168,680
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/14	1,000,000	1,057,540
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/17	1,000,000	1,175,240

Ohio--2.0%
Franklin County,
Revenue (Trinity Health Credit
Group)	5.00	6/1/14	1,340,000	1,461,498
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,211,301
Pennsylvania--1.7%
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,197,140
Philadelphia School District,
GO	5.00	9/1/14	1,000,000	1,088,540
Rhode Island--.0%
Rhode Island Housing and Mortgage
Finance Corporation,
Homeownership Opportunity Bonds	4.95	10/1/16	65,000	65,141
South Carolina--1.4%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,500,000	1,877,595
South Dakota--2.1%
South Dakota Conservancy District,
Revenue (State Revolving Fund
Program)	5.00	8/1/17	2,370,000	2,860,282
Texas--10.1%
Dallas Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	5.25	2/15/16	1,000,000	1,177,080
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/17	1,500,000	1,795,185
Harris County Health Facilities
Development Corporation, HR
(Memorial Hospital System
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	6/1/13	1,000,000	1,066,950
Houston,

Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000		1,664,577
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000		1,159,500
Midlothian Development Authority,
Tax Increment Contract Revenue
(Insured; Radian)	5.00	11/15/13	530,000		549,658
Pasadena Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,000,000		1,134,010
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,000,000		1,058,990
San Manuel Entertainment
Authority, Public Improvement
Revenue	4.50	12/1/16	1,000,000		986,960
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	9/1/15	525,000		606,627
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,181,860
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/16	10,000	b	9,519
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/16	1,000,000		1,172,740
Utah--.0%
Utah Housing Finance Agency,
SMFR (Collateralized; FHA)	5.40	7/1/20	35,000		35,043
Washington--3.9%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.50	7/1/15	1,000,000		1,162,590

Energy Northwest,
Electric Revenue (Project
Three)	5.00	7/1/15	1,000,000	1,145,720
King County,
Sewer Revenue	5.00	1/1/17	1,500,000	1,790,040
NJB Properties,
LR (King County, Washington
Project)	5.00	12/1/14	1,000,000	1,121,410
West Virginia--1.0%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000	1,348,664
Wyoming--.8%
Wyoming Community Development
Authority, Housing Revenue	5.50	12/1/17	1,000,000	1,077,460
U.S. Related--3.2%
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/16	500,000	562,825
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	600,000	635,742
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/13	1,360,000	1,424,260
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/22	1,500,000	1,733,220
Total Long-Term Municipal Investments
(cost $125,404,622)				132,853,587
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)
California;
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)

(cost $1,000,000)	0.05	1/1/12	1,000,000[c]	1,000,000

Total Investments (cost $126,404,622)			99.1%	133,853,587
Cash and Receivables (Net)			.9%	1,271,806
Net Assets			100.0%	135,125,393

a

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at December 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $126,404,622. Net unrealized appreciation on investments was $7,448,965 of which $7,453,887 related to appreciated investment securities and $4,922 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOT	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PFLOAT	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROC	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	133,853,587	-	133,853,587

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2011 (Unaudited)

Common Stocks--93.8%	Shares	Value ($)
Australia--4.9%
AMP	1,012,596	4,215,223
Newcrest Mining	258,575	7,828,313
Santos	463,586	5,803,656
White Energy	1,524,497a	592,516
WorleyParsons	152,841	4,012,875
		22,452,583
Belgium--1.3%
Anheuser-Busch InBev	100,562	6,156,844
Brazil--1.4%
Arezzo Industria e Comercio	244,293	3,038,519
International Meal Co. Holdings	266,700	1,857,356
Rossi Residencial	26,341	112,976
Tele Norte Leste Participacoes, ADR	161,259	1,533,573
		6,542,424
Canada--2.6%
Barrick Gold	68,291	3,093,624
Nexen	130,354	2,074,148
Potash Corporation of Saskatchewan	71,324	2,948,175
Yamana Gold	271,623	4,004,689
		12,120,636
China--1.8%
Biostime International Holdings	2,154,500	3,800,460
Mindray Medical International, ADR	93,829	2,405,776
Sands China	737,200a	2,083,478
		8,289,714
France--7.8%
Air Liquide	51,448	6,364,996
BNP Paribas	239,038	9,389,508
L'Oreal	40,267	4,205,717
Nexans	50,409	2,616,192

Thales	134,072	4,233,944
Total	176,360	9,016,010
		35,826,367
Germany--4.5%
Allianz	42,937	4,107,259
Bayer	133,144	8,512,669
Fresenius Medical Care & Co.	60,438	4,106,639
Gerry Weber International	125,384	3,824,889
		20,551,456
Hong Kong--5.0%
AIA Group	895,800	2,796,996
Belle International Holdings	1,729,000	3,014,274
China Mobile	550,500	5,379,825
GOME Electrical Appliances Holdings	8,068,000	1,869,853
Huabao International Holdings	2,903,000	1,483,907
Jardine Matheson Holdings	131,600	6,191,780
Man Wah Holdings	3,421,200	2,052,738
		22,789,373
Italy--.6%
Saipem	66,346	2,820,768
Japan--21.5%
Asahi Group Holdings	188,600	4,141,016
CALBEE	63,604	3,111,200
DeNA	102,686	3,080,447
Don Quijote	219,000	7,514,343
FANUC	25,700	3,933,299
Hitachi Construction Machinery	179,400	3,020,689
INPEX	688	4,335,195
Japan Tobacco	1,995	9,382,746
Lawson	88,400	5,518,540
Mitsui Fudosan	370,000	5,393,530
Nomura Holdings	1,747,400	5,289,648
NTT DoCoMo	2,579	4,741,178
Otsuka Holdings	122,000	3,430,012
Shiseido	142,000	2,610,498
Sugi Pharmacy	124,700	3,635,531
Sumitomo Mitsui Financial Group	196,600	5,476,295

Toshiba	1,259,000	5,152,462
Towa Pharmaceutical	128,300	5,475,711
Toyota Motor	404,300	13,473,165
		98,715,505
Norway--1.4%
DnB	632,683	6,193,700
Philippines--.9%
Energy Development	27,214,200	3,903,257
Poland--.9%
Telekomunikacja Polska	822,681	4,107,683
Singapore--1.8%
Sakari Resources	2,400,000	3,404,649
United Overseas Bank	394,000	4,638,510
		8,043,159
South Africa--.9%
MTN Group	220,393	3,924,049
Spain--.8%
Amadeus IT Holding, Cl. A	235,623	3,822,603
Sweden--1.0%
TeliaSonera	659,915	4,484,743
Switzerland--14.0%
ABB	271,736a	5,114,758
Actelion	101,928a	3,499,604
Bank Sarasin & Cie, Cl. B	90,994	2,659,199
Lonza Group	39,422a	2,329,310
Nestle	249,293	14,331,760
Novartis	177,400	10,141,999
Roche Holding	88,210	14,950,529
Syngenta	21,145a	6,190,647
Zurich Financial Services	21,870a	4,947,700
		64,165,506
Taiwan--.5%
HTC	142,000	2,330,790
Thailand--4.3%
Advanced Info Service	631,900	2,814,008
Bangkok Bank	1,145,800	5,955,981
Bangkok Dusit Medical Services	3,511,971a	9,127,785

Bank of Ayudhya	2,478,300	1,728,133
		19,625,907
United Kingdom--15.9%
Associated British Foods	237,673	4,085,974
Barclays	1,715,935	4,691,427
BHP Billiton	386,544	11,270,598
Bowleven	1,600,136a	1,671,157
British American Tobacco	209,054	9,919,936
British Sky Broadcasting Group	318,756	3,626,052
Cable & Wireless Communications	3,891,019	2,308,314
Centrica	1,214,186	5,455,088
Compass Group	391,093	3,710,986
GlaxoSmithKline	355,964	8,134,567
ICAP	873,867	4,707,797
Imagination Technologies Group	190,846a	1,627,135
Ophir Energy	849,005	3,807,812
Scottish & Southern Energy	392,781	7,874,895
		72,891,738
Total Common Stocks
(cost $427,980,966)		429,758,805

Preferred Stocks--1.0%
Brazil
Petroleo Brasileiro
(cost $6,766,513)	416,761	4,801,605

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $3,495,543)	3,495,543[b]	3,495,543
Total Investments (cost $438,243,022)	95.6%	438,055,953
Cash and Receivables (Net)	4.4%	20,236,248
Net Assets	100.0%	458,292,201

ADR - American Depository Receipts

a Non-income producing security.

b Investment in affiliated money market mutual fund.

At December 31, 2011, the aggregate cost of investment securities for income tax purposes was $438,243,022. Net unrealized depreciation on investments was $187,069 of which $47,233,349 related to appreciated investment securities and $47,420,418 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	17.0
Health Care	16.5
Consumer Staples	14.7
Consumer Discretionary	10.1
Materials	9.6
Energy	9.1
Telecommunication Services	6.4
Industrial	4.1
Utilities	3.8
Information Technology	3.5
Money Market Investment	.8
95.6
† Based on net assets.

At December 31, 2011, the fund held the following forward foreign currency exchange contracts: (Unaudited)

Forward Foreign
Currency		Foreign			Unrealized
Exchange	Number of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring
3/15/2012 a	1	14,770,000	7,828,899	7,787,141	(41,758)

Japanese Yen,
Expiring
3/15/2012 a	1	563,608,430	7,422,111	7,332,693	(89,418)

Sales:			Proceeds ($)
Australian Dollar,
Expiring
2/15/2012 a	2	8,036,000	8,086,833	8,173,941	(87,108)

Brazilian Real,
Expiring:
3/15/2012 a	1	14,770,000	7,422,111	7,787,141	(365,030)
6/15/2012 b	1	8,668,000	4,663,976	4,494,071	169,905

British Pound,
Expiring
1/13/2012 a	1	4,147,000	6,589,193	6,439,415	149,778

Japanese Yen,
Expiring
3/15/2012 a	1	591,686,200	7,828,899	7,697,992	130,907

Gross Unrealized Appreciation		450,590
Gross Unrealized Appreciation		(583,314)

Counterparties:
a	JPMorgan Chase & Co.
b	UBS Securities LLC

The following is a summary of the inputs used as of December 31, 2011 in valuing the fund's investments:

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted Observable		Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	434,560,410	-	-	434,560,410
Mutual Funds	3,495,543	-	-	3,495,543
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	450,590	-	450,590
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(583,314)	-	(583,314)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	February 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)